Note 5. Equity	6 Months Ended
Jun. 30, 2011
Stockholders' Equity Note Disclosure [Text Block]
(5)	Equity

Equity Issuance

In the first quarter of 2011, the Company received proceeds of approximately $170.5 million, net of offering costs, through the issuance of approximately 7.6 million shares of common stock.

Equity Based Compensation

The following table highlights the expense related to share-based payment for the periods ended June 30 (in thousands):

	Three months ended		Six months ended
	June 30,		June 30,
	2011	2010	2011	2010
Restricted stock	$1,394	$1,376	$2,492	2,724
Stock options	76	74	156	146
Stock based compensation	$1,470	$1,450	$2,648	2,870

The following is a summary of activity related to restricted stock and stock option awards for the six months ended June 30, 2011:

	Restricted Stock		Stock Options
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Exercise
	Shares	at Issue	Shares	Price
December 31, 2010	842,886	$19.30	291,000	$16.42
Granted	229,636	22.31	20,000	22.31
Exercised/Vested	(174,496)	24.75	-	-
Canceled	-	-	-	-
June 30, 2011	898,026	19.01	311,000	16.80